Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ 83,196	$ (150,356)
Adjustment to reconcile net income to net cash provided by operating activities:
Depletion, depreciation, amortization, and accretion	93,484	38,477
Impairment of unproved properties	6,359	1,581
Derivative fair value gains	(123,542)	(211,214)
Cash receipts for settled derivatives	62,277	96,716
Gain on sale of assets		(291,305)
Loss on sale of discontinued operations		427,232
Deferred income tax expense	53,325	165,669
Depletion, depreciation, amortization, accretion, and impairment of unproved properties - discontinued operations		64,359
Derivative fair value gains - discontinued operations		(65,238)
Cash receipts for settled derivatives - discontinued operations		65,874
Deferred income tax expense - discontinued operations		12,727
Other	2,575	2,422
Changes in current assets and liabilities:
Accounts receivable	(7,935)	(15,791)
Accrued revenue	(19,763)	18,535
Other current assets	10,808	(3,162)
Accounts payable	(1,436)	(17,058)
Accrued liabilities	20,137	10,641
Revenue distributions payable	8,495	575
Other	4,417	10,300
Net cash provided by operating activities	192,397	160,984
Cash flows from investing activities:
Additions to proved properties		(4,451)
Additions to unproved properties	(271,003)	(263,737)
Drilling costs	(757,877)	(377,199)
Additions to gathering systems and facilities	(151,737)	(47,982)
Additions to other property and equipment	(1,766)	(1,300)
Proceeds from asset sales		811,253
Changes in other assets	3,975	(257)
Net cash from (used in) investing activities	(1,178,408)	116,327
Cash flows from financing activities:
Issuance of senior notes	231,750
Borrowings (repayments) on bank credit facility, net	743,000	(275,000)
Payments of deferred financing costs	(5,663)
Other	8,802	(79)
Net cash provided by (used in) financing activities	977,889	(275,079)
Net increase (decrease) in cash and cash equivalents	(8,122)	2,232
Cash and cash equivalents, beginning of period	18,989	3,343
Cash and cash equivalents, end of period	10,867	5,575
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	(62,246)	(45,064)
Supplemental disclosure of noncash investing activities:
Increase in accounts payable for additions to properties, gathering systems and facilities	$ 54,051	$ 31,593